Consolidated Statements of Comprehensive Income - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings	CAD 92,374	CAD 85,504
Other comprehensive income:
Foreign currency translation adjustment, net of tax recovery of $nil and $nil, respectively (notes 1(v), 25(b)(iii) and 25(b)(iv))	(67,855)	289,035
Change in fair value of cash flow hedges, net of tax expense of $18,109 and $12,010, respectively (note 25(b)(ii))	26,754	16,165
Change in unrealized appreciation in value of available-for-sale investments	213	(73)
Change in pension and other post-employment benefits, net of tax expense of $1,433 and $4,923, respectively (note 10)	2,252	7,571
Other comprehensive (loss) income, net of tax	(38,636)	312,698
Comprehensive income	53,738	398,202
Comprehensive (loss) income attributable to the non-controlling interests	(45,376)	28,198
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	CAD 99,114	CAD 370,004